The Groups Activities and Financial Statements - Additional Information (Detail) - employee	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of General Information About Financial Statements [Line Items]
Number of employees	17,295	18,364
Average number of employees	17,671	15,577
Enel S.p.A [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of ownership interest in subsidiary	57.26%